Non-cash Transactions (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Non cash Transactions [Abstract]
Debt extinguishment, amount | $	$ 559,924
Issuance of units for settlement of debt | shares	1,487,222